Share based payments - Weighted-average assumptions (Details)	12 Months Ended
Dec. 31, 2018 USD ($) Y
Share based payments
Share price	$ 0.49
Exercise price	$ 0.49
Expected volatility	77.34%
Term | Y	10
Risk free rate	2.87%